VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 4.3%
AGL Energy Ltd. † 381,695 $ 2,470,619
Aurizon Holdings Ltd. † 995,491 2,580,664
Dexus † 480,946 2,516,813
WiseTech Global Ltd. † 51,526 2,644,428
10,212,524
Belgium : 2.1%
Anheuser-Busch InBev SA 77,820 5,026,318
Underline
Brazil : 1.0%
Ambev SA * 858,800 2,413,580
Underline
China : 19.9%
Alibaba Group Holding Ltd.
(HKD) 469,200 4,519,556
Alibaba Health Information
Technology Ltd. (HKD) * † 3,978,000 2,162,931
ANTA Sports Products Ltd.
(HKD) 436,800 4,245,364
Baidu, Inc. (HKD) * 159,000 2,366,845
Beijing Enterprises Holdings
Ltd. (HKD) 674,500 2,345,626
BOC Hong Kong Holdings
Ltd. (HKD) 867,500 2,356,570
China Education Group
Holdings Ltd. (HKD) 2,596,000 1,629,051
China Merchants Bank Co.
Ltd. 515,600 2,015,084
Inner Mongolia Yili Industrial
Group Co. Ltd. 620,700 2,332,725
NetEase, Inc. (HKD) 217,500 3,924,019
PDD Holdings, Inc. (ADR) * 16,115 2,357,786
Shenzhou International
Group Holdings Ltd. (HKD) 473,700 4,859,590
SJM Holdings Ltd. (HKD) * † 5,751,000 1,818,866
Swire Pacific Ltd. (HKD) 299,500 2,536,643
Tencent Holdings Ltd. (HKD) 114,800 4,334,229
Wharf Real Estate
Investment Co. Ltd. (HKD) 563,000 1,903,197
Yum China Holdings, Inc.
(USD) 40,954 1,737,678
47,445,760
Denmark : 2.3%
GN Store Nord AS * 97,169 2,474,189
Pandora A/S 22,189 3,069,718
5,543,907
France : 2.6%
Alstom SA † 88,331 1,191,921
Amundi SA 144A 36,846 2,514,842
Eurofins Scientific SE 39,701 2,591,434
6,298,197
Germany : 15.2%
BASF SE 94,561 5,095,062
Bayer AG 43,758 1,624,622
Bayerische Motoren Werke
AG 43,606 4,855,189
Continental AG 61,119 5,194,213
Fresenius Medical Care AG 110,157 4,608,393
Fresenius SE & Co. KGaA 147,453 4,573,282
Number
of Shares Value
Germany (continued)
Infineon Technologies AG 124,219 $ 5,191,000
KION Group AG 61,588 2,630,207
Mercedes-Benz Group AG 33,998 2,347,275
36,119,243
Israel : 1.1%
Nice Ltd. * 13,155 2,630,527
Underline
Italy : 1.0%
Nexi SpA 144A * 285,854 2,343,489
Underline
Japan : 3.1%
Hitachi Construction
Machinery Co. Ltd. 88,800 2,337,885
Kao Corp. † 120,000 4,933,370
7,271,255
Luxembourg : 2.1%
Millicom International
Cellular SA (SEK) (SDR) * 281,947 5,055,867
Underline
Netherlands : 5.2%
ABN AMRO Bank NV 144A 323,865 4,873,525
ING Groep NV 326,672 4,901,400
Universal Music Group NV 91,036 2,600,463
12,375,388
Singapore : 1.0%
United Overseas Bank Ltd. 112,300 2,424,987
Underline
South Korea : 4.1%
KT Corp. * 93,712 2,498,696
Samsung Electro-Mechanics
Co. Ltd. * 41,150 4,875,316
SK Telecom Co. Ltd. 61,010 2,370,229
9,744,241
Spain : 3.1%
Banco Santander SA 626,662 2,622,789
Cellnex Telecom SA 144A * 118,959 4,686,743
7,309,532
Sweden : 2.2%
Elekta AB 632,585 5,185,076
Underline
Switzerland : 9.0%
Avolta AG * 118,515 4,662,732
Julius Baer Group Ltd. 44,267 2,481,522
Roche Holding AG 16,099 4,676,539
STMicroelectronics NV (EUR) 100,417 5,040,006
Swatch Group AG 17,274 4,696,734
21,557,533
Taiwan : 6.6%
MediaTek, Inc. 176,000 5,811,503
Sino-American Silicon
Products, Inc. 441,000 2,810,870
Taiwan Semiconductor
Manufacturing Co. Ltd. 261,000 5,003,771
Win Semiconductors Corp. 424,000 2,190,754
15,816,898
United Kingdom : 12.9%
BT Group Plc 1,329,597 2,095,138
GSK Plc 252,032 4,655,373
Imperial Brands Plc 207,453 4,777,746
Lloyds Banking Group Plc 8,289,507 5,028,473
Smith & Nephew Plc 354,667 4,872,655

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United Kingdom (continued)
Swire Properties Ltd. (HKD) 2,246,200 $ 4,546,858
WPP Plc 492,925 4,708,913
30,685,156
United States : 1.0%
Wynn Macau Ltd. (HKD) * † 2,998,800 2,469,961
Underline
Total Common Stocks
(Cost: $233,488,515) 237,929,439
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $227,155)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 227,155 $ 227,155
Total Investments: 99.9%
(Cost: $233,715,670) 238,156,594
Other assets less liabilities: 0.1% 179,669
NET ASSETS: 100.0% $ 238,336,263
Definitions:
ADR American Depositary Receipt
EUR Euro
HKD Hong Kong Dollar
SDR Swedish Depositary Receipt
SEK Swedish Krona
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $14,138,779.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $14,418,599, or 6.0% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Discretionary 21.4% $ 50,937,904
Information Technology 15.2 36,198,173
Communication Services 14.5 34,641,143
Health Care 13.8 32,787,374
Financials 13.3 31,562,681
Consumer Staples 9.1 21,646,670
Real Estate 4.9 11,503,510
Industrials 3.7 8,740,677
Materials 2.1 5,095,062
Utilities 2.0 4,816,245
100.0% $ 237,929,439